Financing Arrangements (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-Term Debt, gross		$ 7,171,252	$ 12,010,280
Unamortized discount	(662,283)	(67,327)	(383,610)
Long-Term Debt, net		7,103,925	11,626,670
Senior Secured Note Payable, due August 2013
Debt Instrument [Line Items]
Long-Term Debt, gross		1,562,500	1,500,000
Secured Convertible Notes, due June through August 2014
Debt Instrument [Line Items]
Long-Term Debt, gross		770,000
Notes Payable to Directors and Affiliates
Debt Instrument [Line Items]
Long-Term Debt, gross		2,350,000	2,326,991
Convertible Notes, due March 2015
Debt Instrument [Line Items]
Long-Term Debt, gross		575,000
Convertible Term Loan, due December 2016
Debt Instrument [Line Items]
Long-Term Debt, gross		500,000
Convertible, Subordinated Notes, due March 2012
Debt Instrument [Line Items]
Long-Term Debt, gross		112,561	312,561
Convertible Subordinated Note, due April 2015
Debt Instrument [Line Items]
Long-Term Debt, gross		200,000
Series Subordinated Notes, due from December 2014 through March 2015
Debt Instrument [Line Items]
Long-Term Debt, gross		863,808	7,066,808
Note Payable, due March 2014
Debt Instrument [Line Items]
Long-Term Debt, gross		100,000
Convertible Series Notes, due September 2014
Debt Instrument [Line Items]
Long-Term Debt, gross			575,000
Installment Note Payable - Bank
Debt Instrument [Line Items]
Long-Term Debt, gross		$ 137,383	$ 228,920